PROPERTY, PLANT AND EQUIPMENT - Summary of Property Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 209,700
Ending balance	194,932	$ 209,700
Impairment losses on property, plant and equipment	3,894	26,676	$ 3,639
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	453,644	435,525
Additions	21,719	21,134
Sales, retirements and other movements	(33,081)	(9,991)
Currency translation differences	5,513	(6,976)
Ending balance	436,769	453,644	435,525
Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(243,944)	(198,560)
Charge for the year	25,993	50,918
Sales, retirements and other movements	24,453	10,724
Currency translation differences	(3,647)	5,190
Ending balance	(241,837)	(243,944)	(198,560)
Exploration and evaluation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	9,226	15,000	18,000
Ending balance	7,099	9,226	15,000
Exploration and evaluation | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	14,484	18,399
Additions	1,216	1,728
Sales, retirements and other movements	(3,014)	(5,735)
Currency translation differences	7	(92)
Ending balance	12,679	14,484	18,399
Exploration and evaluation | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(5,258)	(4,010)
Charge for the year	1,311	3,336
Sales, retirements and other movements	999	2,152
Currency translation differences	10	64
Ending balance	(5,580)	(5,258)	(4,010)
Production
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	131,171
Ending balance	118,373	131,171
Production | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	298,882	286,666
Additions	8,942	9,659
Sales, retirements and other movements	(20,005)	(1,075)
Currency translation differences	1,916	(3,632)
Ending balance	285,903	298,882	286,666
Production | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(167,711)	(136,300)
Charge for the year	15,800	34,209
Sales, retirements and other movements	14,590	5,603
Currency translation differences	(1,391)	2,805
Ending balance	(167,530)	(167,711)	(136,300)
Manufacturing, supply and distribution
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	49,634
Ending balance	49,051	49,634
Impairment losses on property, plant and equipment	2,340	6,490	654
Manufacturing, supply and distribution | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	107,876	101,379
Additions	7,917	6,287
Sales, retirements and other movements	(9,607)	(2,072)
Currency translation differences	2,004	(2,282)
Ending balance	104,182	107,876	101,379
Manufacturing, supply and distribution | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(58,242)	(46,621)
Charge for the year	7,112	11,680
Sales, retirements and other movements	8,624	1,878
Currency translation differences	(1,599)	1,819
Ending balance	(55,131)	(58,242)	(46,621)
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	19,669
Ending balance	20,409	19,669
Impairment losses on property, plant and equipment	21	31	2
Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	32,402	29,081
Additions	3,644	3,460
Sales, retirements and other movements	(455)	(1,109)
Currency translation differences	1,586	(970)
Ending balance	34,005	32,402	29,081
Other | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(12,733)	(11,629)
Charge for the year	1,770	1,693
Sales, retirements and other movements	240	1,091
Currency translation differences	(667)	502
Ending balance	$ (13,596)	$ (12,733)	$ (11,629)